16. STOCK OPTIONS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Compensation expense	$ 221,692	$ 232,567	$ 266,172	$ 153,227
Options to purchase common stock under 2011 Stock Incentive Plan	112,357,050
Options outstanding	11,005,000	9,020,000	5,920,000	6,920,000
Options outstanding, exercise price per share			$ 0.131
Unrecognized costs related to employee granted stock options that are not vested			$ 96,180
2011 Stock Incentive Plan
Options to purchase common stock under 2011 Stock Incentive Plan	11,005,000
Average exercise price under 2011 Stock Incentive Plan	$ 0.131